PIMCO Funds

Supplement Dated August 17, 2012 to the
Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus,
dated July 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO EM Fundamental IndexPLUS® TR Strategy Fund (the "Fund")

(PIMCO EM Fundamental IndexPLUS® TR Strategy Fund)

Effective immediately, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). Accordingly, the following changes are made.

Effective immediately, the "Investment Objective" section of the Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks total return which exceeds that of its benchmark.

Additionally, effective immediately, the first two paragraphs of the "Principal Investment Strategies" section of the Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The Fund seeks to exceed the total return of the MSCI Emerging Markets Index (Net Dividends in USD) (the "Benchmark") by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Strategy Index ("Enhanced RAFI® EM") backed by a diversified short to intermediate duration portfolio comprised of Fixed Income Instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The Benchmark is a market capitalization weighted index that is designed to measure equity performance of emerging markets. The Fund may invest in common stocks, options, futures, options on futures and swaps. The Fund is normally expected to primarily use Enhanced RAFI® EM derivatives in place of Enhanced RAFI® EM stocks to attempt to equal or exceed the daily performance of the Benchmark. The values of Enhanced RAFI® EM derivatives closely track changes in the value of Enhanced RAFI® EM. However, Enhanced RAFI® EM derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. Research Affiliates, LLC, the Fund's sub-adviser, provides investment advisory services in connection with the Fund's use of the Enhanced RAFI® EM by, among other things, providing Pacific Investment Management Company LLC ("PIMCO"), or counterparties designated by PIMCO, with a model portfolio reflecting the composition of Enhanced RAFI® EM for purposes of developing Enhanced RAFI® EM derivatives. PIMCO actively manages the Fixed Income Instruments held by the Fund with a view toward enhancing the Fund's total return, subject to an overall portfolio duration which normally varies from (negative) 3 years to positive 8 years based on PIMCO's forecast for interest rates. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. The Fund seeks to remain invested in Enhanced RAFI® EM derivatives or Enhanced RAFI® EM stocks even when Enhanced RAFI® EM is declining.

Additionally, effective immediately, the following disclosure is added prior to the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Effective August 17, 2012, the Fund's broad-based securities market index is the MSCI Emerging Markets Index (Net Dividends in USD). The MSCI Emerging Markets Index (Net Dividends in USD) is a free float-adjusted market capitalization index that is designed to measure the equity market performance in the global emerging markets. The MSCI Emerging Markets Index (Net Dividends in USD) consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Prior to August 17, 2012, the Fund's primary benchmark was the FTSE RAFI® Emerging Markets Index.

Additionally, effective immediately, the sixth and seventh sentences of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

Prior to August 17, 2012, the Fund's secondary benchmark was the MSCI Emerging Markets Index. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the expectations of Fund shareholders.

Additionally, effective immediately, the following disclosure is removed from its current location and added above the row relating to the FTSE RAFI® Emerging Markets Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Average Annual Total Returns (PIMCO EM Fundamental IndexPLUS® TR Strategy Fund)	Inception Date	1 Year	Since Inception
MSCI Emerging Markets Index (Net Dividends in USD) (reflects no deductions for fees, expenses or taxes)	Nov. 26, 2008	(18.42%)	22.43%